LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES

13.LEASES

The Company has obligations as a lessee for office space with initial noncancelable terms in excess of one year. The Company classifies these leases as operating leases. These leases generally contain renewal options for periods ranging from 2 to 10 years. Because the Company is not reasonably certain to exercise these renewal options, the optional periods are not included in determining the lease term, and associated payments under these renewal options are excluded from lease payments used to determine the lease liability. The Company’s leases do not include termination options for either party to the lease or restrictive financial or other covenants. Payments due under the lease contracts include fixed payments plus, for many of the Company’s leases, variable payments. The Company’s office space leases require it to make variable payments for the Company’s proportionate share of the building’s property taxes, insurance, and common area maintenance. These variable lease payments are not included in lease payments used to determine lease liability and are recognized as variable costs when incurred.

The components of lease cost for the years ended December 31, 2024 and 2023 are as follows (in thousands):

	2024	2023
Operating lease cost	$1,112	$1,141
Variable lease cost	38	48
Total lease cost	$1,150	$1,189

Total lease cost is included rent and occupancy on the consolidated statements of operations.

13.LEASES (continued)

Amounts reported in the consolidated statements of financial condition as of December 31, 2024 and 2023 were as follows (in thousands):

	2024	2023
Operating lease ROU assets	$3,730	$4,332
Operating lease liabilities	$3,820	$4,381

Other supplemental information related to leases as of December 31, 2024 and 2023 was as follows:

Cash paid for amounts included in the measurement of lease liabilities for the years ended December 31, 2024 and 2023 (in thousands):

	2024	2023
Operating leases	$464	$466

ROU assets obtained in exchange for lease liabilities for the year ended December 31, 2024 and 2023 (in thousands):

	2024	2023
Operating leases	$—	$320

Weighted-average remaining lease term as of December 31, 2024 and 2023:

	2024	2023
Operating leases	5.7 years	6.7 years

Weighted-average discount rate as of December 31, 2024 and 2023:

	2024	2023
Operating leases	5.5%	5.6%

Amounts disclosed for ROU assets obtained in exchange for lease liabilities and reductions to ROU assets resulting from reductions to lease liabilities include amounts added to or reduced from the carrying amount of ROU assets resulting from new leases, lease modifications or reassessments.

Maturities of lease liabilities as of December 31, 2024 were as follows (in thousands):

2025	$777
2026	767
2027	731
2028	731
2029	731
Thereafter	670
4,405
Less: Imputed interest	(585)
Lease liability	$3,820